Accumulated other comprehensive income (Details 2) (CHF) In Billions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Jul. 31, 2012
Common shares issued
Common Stock, Shares, Issued, Beginning Balance		1,320,829,922		1,224,333,062		1,186,174,442
Issuance of common shares		275,289,427		96,496,860		38,158,620
of which reserved for share-based compensation		37,773,125		38,812,660		21,664,747
Common Stock, Shares, Issued, Ending Balance		1,596,119,349		1,320,829,922		1,224,333,062
Treasury shares
Treasury Stock, Shares, Beginning Balance		27,036,831		4,010,074		12,228,377
Sale of treasury shares		401,126,114		394,686,376		367,978,216
Repurchase of treasury shares		385,369,391		423,704,092		366,790,491
Share-based compensation, net of tax		6,096,954		5,990,959		7,030,578
Treasury Stock, Shares, Ending Balance		5,183,154		27,036,831		4,010,074
Common shares outstanding		1,590,936,195	[1]	1,293,793,091	[2]	1,220,322,988
Par value (in CHF per share)		0.04		0.04
Authorized shares (in shares)		2,269,616,660	[3]	2,118,134,039	[3]
Unissued shares (in shares)		661,049,598		771,499,654
Unissued shares reserved for potential conversion of issued buffer capital notes and mandatory and contingent covertible securities into shares		498,874,240		732,326,910
Subordinated mandatory and contingent convertible securities (MACCS)
Common shares issued
Issuance of common shares		199,964,015		0		0
Treasury shares
Sale of treasury shares		33,488,655		0		0
Mandatory and contingent convertible securities
Value of investor securities issued to raise capital							3.8
Number of convertible shares	233,452,670
Bank
Common shares issued
Common Stock, Shares, Issued, Ending Balance		4,399,665,200	[4]	43,996,652	[4]
Treasury shares
Common shares outstanding		4,399,665,200	[4]	43,996,652	[4]
Par value (in CHF per share)		1.00	[4]	100	[4]

[1]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 661,049,598 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 498,874,240 of these shares were reserved for capital instruments.
[2]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 771,499,654 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 732,326,910 of these shares were reserved for capital instruments (including MACCS).
[3]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).
[4]	The Bank's total share capital is fully paid and consists of 4'399'665'200 and 43'996'652 registered shares as of December 31, 2013 and 2012, respectively. The increase in the number of shares reflects the split of the par value per share from CHF 100 to CHF 1 effective November 19, 2013. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.